Loss Per Share - Shares excluded from computation (Details) - shares	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Earnings Per Share [Line Items]
Total Anti-Dilutive Share Equivalents	584,359,135	573,559,135
Share options
Earnings Per Share [Line Items]
Total Anti-Dilutive Share Equivalents	123,449,035	112,649,035
Warrants Equity Classified
Earnings Per Share [Line Items]
Total Anti-Dilutive Share Equivalents	460,910,100	460,910,100